UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2013

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 15.5%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	18,293	$1,759,969

Media - 11.7%
DISH Network Corp., Class A Shares	125,440	5,646,054
SES	80,585	2,306,525	(a)
Time Warner Cable Inc.	46,213	5,157,371
Time Warner Inc.	101,377	6,671,620
Twenty-First Century Fox Inc.	185,923	6,228,421

Total Media		26,009,991

Multiline Retail - 1.0%
Target Corp.	36,654	2,345,123

Specialty Retail - 2.0%
Home Depot Inc.	58,260	4,419,021

TOTAL CONSUMER DISCRETIONARY		34,534,104

CONSUMER STAPLES - 11.2%
Beverages - 1.8%
Anheuser-Busch InBev NV, ADR	40,054	3,973,357

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	120,404	6,832,927

Household Products - 1.6%
Kimberly-Clark Corp.	39,153	3,688,996

Tobacco - 4.7%
Altria Group Inc.	46,671	1,603,149
Lorillard Inc.	52,518	2,351,756
Philip Morris International Inc.	74,633	6,462,471

Total Tobacco		10,417,376

TOTAL CONSUMER STAPLES		24,912,656

ENERGY - 9.5%
Energy Equipment & Services - 2.1%
Halliburton Co.	94,904	4,569,628

Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	52,111	6,331,486
Exxon Mobil Corp.	54,923	4,725,575
Royal Dutch Shell PLC, ADR, Class A Shares	42,870	2,815,702
Suncor Energy Inc.	74,953	2,681,818

Total Oil, Gas & Consumable Fuels		16,554,581

TOTAL ENERGY		21,124,209

FINANCIALS - 27.8%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	83,022	2,506,434
State Street Corp.	90,217	5,931,768

Total Capital Markets		8,438,202

Commercial Banks - 7.0%
U.S. Bancorp	189,234	6,922,180
Wells Fargo & Co.	209,737	8,666,333

Total Commercial Banks		15,588,513

Consumer Finance - 3.7%
American Express Co.	69,114	5,219,489
Capital One Financial Corp.	43,497	2,989,984

Total Consumer Finance		8,209,473

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Diversified Financial Services - 4.7%
Citigroup Inc.	44,312	$2,149,575
JPMorgan Chase & Co.	163,266	8,439,220

Total Diversified Financial Services		10,588,795

Insurance - 7.3%
Loews Corp.	62,220	2,908,163
Marsh & McLennan Cos. Inc.	100,242	4,365,539
MetLife Inc.	63,315	2,972,639
Progressive Corp.	62,185	1,693,298
Travelers Cos. Inc.	52,089	4,415,584

Total Insurance		16,355,223

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	38,726	2,870,758

TOTAL FINANCIALS		62,050,964

HEALTH CARE - 9.0%
Health Care Providers & Services - 1.7%
WellPoint Inc.	43,840	3,665,462

Pharmaceuticals - 7.3%
Johnson & Johnson	48,185	4,177,158
Merck & Co. Inc.	93,695	4,460,819
Novartis AG, ADR	34,060	2,612,743
Pfizer Inc.	96,399	2,767,615
Teva Pharmaceutical Industries Ltd., ADR	61,641	2,328,797

Total Pharmaceuticals		16,347,132

TOTAL HEALTH CARE		20,012,594

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.7%
Honeywell International Inc.	72,703	6,037,257

Industrial Conglomerates - 4.5%
General Electric Co.	208,114	4,971,844
United Technologies Corp.	46,506	5,014,277

Total Industrial Conglomerates		9,986,121

Machinery - 2.1%
Illinois Tool Works Inc.	62,327	4,753,680

TOTAL INDUSTRIALS		20,777,058

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.6%
Motorola Solutions Inc.	58,950	3,500,451

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	81,209	4,205,002

IT Services - 1.4%
International Business Machines Corp.	17,235	3,191,577

Office Electronics - 1.3%
Xerox Corp.	295,209	3,037,700

Software - 1.4%
Microsoft Corp.	92,151	3,069,550

TOTAL INFORMATION TECHNOLOGY		17,004,280

MATERIALS - 2.7%
Chemicals - 1.3%
Air Products & Chemicals Inc.	25,997	2,770,500

Containers & Packaging - 1.4%
Crown Holdings Inc.	74,669	3,157,005	*

TOTAL MATERIALS		5,927,505

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.9%
AT&T Inc.	64,546	$2,182,946
Verizon Communications Inc.	43,947	2,050,567

Total Diversified Telecommunication Services		4,233,513

Wireless Telecommunication Services - 1.6%
Vodafone Group PLC, ADR	101,245	3,561,799

TOTAL TELECOMMUNICATION SERVICES		7,795,312

UTILITIES - 1.8%
Multi-Utilities - 1.8%
Sempra Energy	47,033	4,026,025

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,565,181)		218,164,707

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $169,084,000 joint tri-party repurchase agreement dated 9/30/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $560,001; (Fully collateralized by various U.S. government obligations, 0.000% to 4.250% due 2/6/14 to 3/31/18; Market value - $571,200) (Cost - $560,000)	0.050%	10/1/13	$560,000	560,000

TOTAL INVESTMENTS - 98.2% (Cost - $127,125,181#)				218,724,707
Other Assets in Excess of Liabilities - 1.8%				4,102,195

TOTAL NET ASSETS - 100.0%				$222,826,902

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$32,227,579	$2,306,525	—	$34,534,104
Other common stocks	183,630,603	—	—	183,630,603

Total long-term investments	$215,858,182	$2,306,525	—	$218,164,707

Short-term investments†	—	560,000	—	560,000

Total investments	$215,858,182	$2,866,525	—	$218,724,707

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Notes to Schedule of Investments (unaudited) (continued)

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$93,595,788
Gross unrealized depreciation	(1,996,262)

Net unrealized appreciation	$91,599,526

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2013, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: November 25, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 25, 2013